Accrued Expenses (Additional Information) (Q2) (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Payables and Accruals [Abstract]
Restructuring cost	$ 0.4	$ 1.4